Average Annual Total Returns - PRUDENTIAL DAY ONE 2040 FUND		Sep. 29, 2020	Sep. 28, 2020
Prudential Day One 2040 Custom Benchmark (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			23.46%
Since Inception	[1]		11.46%
S&P Target Date 2040 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year			23.37%
Since Inception	[1]		11.11%
Class R1
Average Annual Return:
1 Year		21.94%
Since Inception		9.33%
Inception Date		Dec. 13, 2016
Class R2
Average Annual Return:
1 Year		22.33%
Since Inception		9.59%
Inception Date		Dec. 13, 2016
Class R3
Average Annual Return:
1 Year		22.38%
Since Inception		9.74%
Inception Date		Dec. 13, 2016
Class R4
Average Annual Return:
1 Year		22.61%
Since Inception		9.89%
Inception Date		Dec. 13, 2016
Class R5
Average Annual Return:
1 Year		22.72%
Since Inception		10.00%
Inception Date		Dec. 13, 2016
Class R6
Average Annual Return:
1 Year		22.88%
Since Inception		10.16%
Inception Date		Dec. 13, 2016
Class R6 | After Taxes on Distributions
Average Annual Return:
1 Year		21.16%
Since Inception		8.87%
Inception Date		Dec. 13, 2016
Class R6 | After Taxes on Distributions and Sales
Average Annual Return:
1 Year		14.39%
Since Inception		7.59%
Inception Date		Dec. 13, 2016

[1]	Since Inception returns for the Indices are measured from the month-end closest to the Fund’s inception date.